Cover	May 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 03, 2022
Entity Registrant Name	ELEVATE CREDIT, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37680
Entity Tax Identification Number	46-4714474
Entity Address, Address Line One	4150 International Plaza
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76109
City Area Code	817
Local Phone Number	928-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.0004 par value
Trading Symbol	ELVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001651094
Amendment Flag	false